Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Peru and Global Exposure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 26.6%
Banco BBVA Peru SA	4,193,499	$1,611,894
Banco de Credito del Peru SA, Class C	147,783	157,396
Credicorp Ltd.	91,786	17,023,550
Intercorp Financial Services Inc.	58,857	1,633,282
		20,426,122
Broadline Retail — 2.4%
Falabella SA(a)	537,131	1,840,048
Construction Materials — 2.0%
Cementos Pacasmayo SAA	1,281,858	1,495,267
Consumer Staples Distribution & Retail — 2.3%
InRetail Peru Corp.(b)	57,410	1,782,581
Diversified Consumer Services — 2.5%
Laureate Education Inc.(a)	100,025	1,900,475
Electric Utilities — 1.8%
Interconexion Electrica SA ESP	360,066	1,364,512
Food Products — 3.9%
Alicorp SAA(a)	1,211,064	2,117,414
Casa Grande SAA	284,136	879,796
		2,997,210
Health Care Providers & Services — 1.3%
Auna SA, Class A(a)	136,787	983,499
Metals & Mining — 48.9%
Cia. de Minas Buenaventura SAA, ADR	280,986	3,399,931
Corp. Aceros Arequipa SA, NVS	1,404,363	389,861
Fortuna Mining Corp.(a)	390,789	1,875,720
Hochschild Mining PLC(a)	1,179,403	3,210,917
MMG Ltd.(a)	5,120,000	1,757,401
Pan American Silver Corp.	85,722	1,886,429
Sociedad Minera Cerro Verde SAA	69,484	2,827,999
Southern Copper Corp.	171,043	17,164,165
Triple Flag Precious Metals Corp.	114,013	1,906,392
Security	Shares	Value
Metals & Mining (continued)
Volcan Cia. Minera SAA, Class B, NVS(a)	20,804,323	$1,221,726
Wheaton Precious Metals Corp.	31,238	1,947,174
		37,587,715
Real Estate Management & Development — 2.2%
Parque Arauco SA	1,065,878	1,705,864
Trading Companies & Distributors — 2.7%
Ferreycorp SAA	2,617,961	2,082,461
Transportation Infrastructure — 1.2%
Inversiones Portuarias Chancay SAA, NVS(a)	12,222,568	946,145
Wireless Telecommunication Services — 1.7%
Empresa Nacional de Telecomunicaciones SA	426,448	1,287,115
Total Long-Term Investments — 99.5% (Cost: $76,921,735)		76,399,014
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	100,000	100,000
Total Short-Term Securities — 0.1% (Cost: $100,000)		100,000
Total Investments — 99.6% (Cost: $77,021,735)		76,499,014
Other Assets Less Liabilities — 0.4%		332,562
Net Assets — 100.0%		$76,831,576

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$90,000	$10,000 (a)	$—	$—	$—	$100,000	100,000	$1,626	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Peru and Global Exposure ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5	12/20/24	$273	$(345)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$71,430,696	$4,968,318	$—	$76,399,014
Short-Term Securities
Money Market Funds	100,000	—	—	100,000
	$71,530,696	$4,968,318	$—	$76,499,014
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(345)	$—	$—	$(345)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares